Long-term debt, current and non-current, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2015
Debt Instrument [Line Items]
Trading Symbol	DSX
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 20, 2015
Debt Instrument, Face Amount	$ 63,250
Debt Instrument, Frequency of Periodic Payments	quarterly
Debt Instrument, Interest Rate, Stated Percentage	8.50%
Debt Instrument, Face Amount Per Note	$ 25
Debt Instrument, Redemption Price, Percentage	100.00%
Trading Symbol	DSXN
Debt Instrument Redemption Period, End Date	Oct. 29, 2018
Unsecured Senior Notes [Member] | Officers And Directors [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt		$ 12,750
Senior Unsecured Bond [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Sep. 27, 2018
Debt Instrument, Face Amount	$ 100,000
Debt Instrument, Frequency of Periodic Payments	semi-annually
Debt Instrument, Maturity Date	Sep. 27, 2023
Debt Instrument, Interest Rate, Stated Percentage	9.50%
Trading Symbol	DIASH01
Debt Instrument, Call Feature	The bond is callable in whole or in parts in three years at a price equal to 103% of nominal value; in four years at a price equal to 101.9% of the nominal value and in four and a half years at a price equal to 100% of nominal value
Senior Unsecured Bond [Member] | Additional Issuance of Bond on one or more occasions [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 25,000
Senior Unsecured Bond [Member] | Officers And Directors [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt	$ 16,200
Senior Unsecured Bond [Member] | In three years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	103.00%
Senior Unsecured Bond [Member] | In four years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	101.90%
Senior Unsecured Bond [Member] | In four and a half years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	100.00%